CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,100,460	$ 150,761	¥ 1,065,945	¥ 825,929
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and discounts	4,291	588	41,402	6,717
Share-based compensation expenses	94,623	12,963	117,852	156,320
Amortization of right-of-use assets and interest of lease liabilities	38,160	5,228	39,733	53,199
Depreciation and amortization	110,029	15,074	105,409	94,941
Provision for financing and interest receivables	865,524	118,576	627,061	437,477
Provision for contract assets and receivables	718,413	98,422	629,308	465,188
Provision for contingent guarantee liabilities	3,655,548	500,808	3,203,123	1,468,265
Change in inventory provision	3,246	445	(602)	(468)
Change in fair value of financial guarantee derivatives and loans at fair value	979,234	134,155	206,368	(722,381)
Deferred income tax	(292,710)	(40,101)	(67,550)	33,341
Investment-related impairment			301,760	36,930
Gain on disposal of long-term investments				(7,067)
Share of results of equity investees	2,400	331	1,475	4,081
Foreign exchange loss/(gain)	(11,749)	(1,610)	35,602	28,397
Loss/(gain) on disposal of loans at fair value and financing receivables	(8,241)	(1,129)	2,966
Changes in operating assets and liabilities:
Financing receivables related to online direct sales	(315,618)	(43,239)	515,074	(399,288)
Prepayments and other current assets	(54,205)	(7,426)	(247,586)	183,623
Deposits to insurance companies and guarantee companies	257,928	35,336	(364,249)	(870,533)
Amounts due from related parties	(8,819)	(1,208)	(387)	(265)
Contract assets and receivables	266,858	36,559	(2,840,791)	(128,116)
Other long-term liabilities	(27,918)	(3,825)	(52,239)	(34,448)
Inventories	8,014	1,098	20,914	(5,633)
Other operating assets	323,281	44,289	(62,016)	(276,182)
Accounts payable	24,642	3,376	23,831	12,759
Amounts due to related parties	7,969	1,092	(1,711)	(4,233)
Deferred guarantee income	(563,283)	(77,169)	643,527	475,015
Contingent guarantee liabilities	(4,385,088)	(600,755)	(2,276,690)	(1,514,998)
Other payable to Individual Investors	(41)	(6)	(1,272)	(5,560)
Accruals and other current liabilities	(1,711,507)	(234,475)	1,151,315	(255,737)
Net cash provided by operating activities	1,081,458	148,158	2,817,572	57,273
Cash flows from investing activities:
Cash proceed for disposal of loans at fair value and financing receivables	80,546	11,035		35,527
Proceeds from disposal of subsidiaries				43,956
Cash paid on acquisition of subsidiaries, net of cash acquired				7,958
Proceeds from disposal of investments and refund of prepayment on long-term investments				4,000
Purchases of property, equipment and software	(247,061)	(33,847)	(229,523)	(148,816)
Financing receivables originated and purchased (excluding receivables related to online direct sales)	(16,162,343)	(2,214,232)	(18,316,222)	(20,238,725)
Principal collection on financing receivables and recoveries (excluding receivables related to online direct sales)	14,972,493	2,051,223	19,887,574	17,374,379
Investments in loans at fair value	(4,592,538)	(629,175)	(5,154,834)	(4,296,611)
Collection of loans at fair value	4,923,343	674,495	5,120,379	4,305,417
Placement of restricted term deposit and short-term investments	(228,099)	(31,249)	(1,102,968)	(1,260,246)
Withdrawal of restricted term deposit and short-term investments	394,693	54,073	2,130,046	1,764,124
Loans to related parties	(45,914)	(6,290)
Net cash (used in)/provided by investing activities	(904,880)	(123,967)	2,334,452	(2,409,037)
Cash flows from financing activities:
Proceeds from borrowings	1,030,312	141,152	1,957,888	1,384,530
Principal payments on borrowings	(780,841)	(106,975)	(2,265,540)	(1,868,010)
Proceeds from funding debts	12,696,902	1,739,468	17,938,230	19,836,846
Principal payments on funding debts	(12,684,233)	(1,737,733)	(19,718,592)	(17,929,921)
Repurchase of treasury stock				(326,942)
Proceeds from non-controlling shareholder				12,424
Exercise of share-based awards	14,899	2,041	5,880	2,742
Dividends to shareholders	(164,433)	(22,527)	(135,620)
Repayments of convertible loans	(504,237)	(69,080)	(1,634,678)
Cash receipts on behalf of/(payments to) third-party sellers-net	4,354	596	(30,520)	41,571
Net cash provided by/(used in) financing activities	(387,277)	(53,058)	(3,882,952)	1,153,240
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,082	150	3,914	9,893
Net (decrease)/increase in cash, cash equivalents and restricted cash	(209,617)	(28,717)	1,272,986	(1,188,631)
Cash, cash equivalents and restricted cash at beginning of the year	4,203,169	575,832	2,930,183	4,118,814
Cash and cash equivalents at beginning of the year	2,624,719	359,585	1,494,150	2,664,132
Restricted cash at beginning of the year	1,578,450	216,247	1,436,033	1,454,682
Cash, cash equivalents and restricted cash at end of the year	3,993,552	547,115	4,203,169	2,930,183
Cash and cash equivalents at the end of the year	2,254,213	308,826	2,624,719	1,494,150
Restricted cash at the end of the year	1,739,339	238,289	1,578,450	1,436,033
Supplemental disclosure of cash flows information
Cash paid for interest expense of borrowings and convertible notes	45,163	6,187	86,411	80,411
Cash paid for income tax expense	¥ 413,838	$ 56,696	¥ 255,579	¥ 614,404